Provisions for Liabilities	12 Months Ended
Dec. 31, 2014
Provisions for Liabilities [Abstract]
PROVISIONS FOR LIABILITIES

19.	PROVISIONS FOR LIABILITIES
An analysis of movements on provisions for liabilities is as follows:

	Claims, lawsuits and other proceedings(i)	Other provisions(ii)	Total
		(millions)
Balance at January 1, 2013	$152	$28	$180
Net provisions made during the year	28	6	34
Balances transferred in during the year (iii)	—	13	13
Utilized in the year	(17)	(6)	(23)
Foreign currency translation adjustment	1	1	2
Balance at December 31, 2013	$164	$42	$206
Net provisions made during the year	19	5	24
Balances transferred in during the year (iv)	—	5	5
Utilized in the year	(31)	(3)	(34)
Foreign currency translation adjustment	(4)	(3)	(7)
Balance at December 31, 2014	$148	$46	$194

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(i)
The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset.

(ii)	The ‘Other’ category includes amounts relating to vacant property provisions of $4 million (2013: $10 million).

(iii)
Provisions held in the UK for ongoing post placement services, long term disability and legal claims all previously recognized within Deferred Revenue and Accrued Expenses were transferred to Provisions for Liabilities during 2013.

(iv)	Provisions held in the UK for dilapidation on UK properties all previously recognized within Deferred Revenue and Accrued Expenses were transferred to Provisions for Liabilities during 2014.